INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2015
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Deferred tax assets:
Net operating losses	$78,278	$170,552

Total deferred tax assets	78,278	170,552
Less: valuation allowance	(78,278)	(170,552)

Deferred tax assets, net	$-	$-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	For the year	For the year
	ended	ended
	July 31, 2015	July 31, 2014
Current tax expense	$833,452	$-
Deferred tax expense	83,388	-
Benefits of operating loss carryforwards	-	(113,932)
Tax expense (benefit)	$916,840	$(113,932)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the year		For the year
	ended		ended
	July 31, 2015		July 31, 2014
Statutory U.S. tax rate	34.00%		34.00%
PRC Statutory Tax Rate	25.00%		25.00%
HK Statutory Tax Rate	15.00%		15.00%
Less: Valuation Allowance	( 45.44%	)	( 59.67%	)
Nondeductible/nontaxable items	29.40%		-
Tax expense (benefit)	57.96%		14.33%

Schedule of Effective Income Tax Expense Reconciliation [Table Text Block]
	For the year	For the year
	ended	ended
	July 31, 2015	July 31, 2014
Statutory U.S. tax rate	$(78,278)	$(170,552)
PRC Statutory Tax Rate	451,874	(113,932)
HK Statutory Tax Rate	(252)	(675)
Less: Valuation Allowance	464,966	171,227

Nondeductible/nontaxable items	78,530	-
Tax expense (benefit)	$916,840	$(113,932)

Subsidiaries in PRC [Member]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Deferred tax assets:
Net operating losses	$-	$111,844

Total deferred tax assets	-	111,844
Less: valuation allowance	-	-

Deferred tax assets, net	$-	$111,844

Deferred tax liabilities:
Timing differences of revenue recognition	$83,101	$-

Total deferred tax liabilities	83,101	-